Schedule of Investments
ARK Space Exploration & Innovation ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–93.2%

Aerospace & Defense - 33.8%
AeroVironment, Inc.*	270,961	$21,763,588
Airbus SE (France)	36,462	4,059,668
Archer Aviation, Inc., Class A*	2,107,221	9,714,289
Elbit Systems Ltd. (Israel)	35,255	7,557,614
HEICO Corp.	28,730	4,057,538
Kratos Defense & Security Solutions, Inc.*	1,740,619	26,405,190
L3Harris Technologies, Inc.	94,149	21,867,047
Lockheed Martin Corp.	8,734	3,774,136
Mynaric AG (Germany)*(a)	594,003	6,237,031
Spirit AeroSystems Holdings, Inc., Class A	188,776	7,936,143
Thales SA (France)	51,294	6,601,753
Total Aerospace & Defense		119,973,997

Air Freight & Logistics - 2.6%
JD Logistics, Inc. (China)*(b)	4,496,326	9,420,109

Airlines - 6.8%
Blade Air Mobility, Inc.*	1,949,087	16,781,639
Joby Aviation, Inc.*	1,398,723	7,329,309
Total Airlines		24,110,948

Diversified Telecommunication - 5.7%
Iridium Communications, Inc.*	567,833	20,277,316

Electronic Equipment, Instruments & Components - 10.7%
Teledyne Technologies, Inc.*	9,446	4,076,421
Trimble, Inc.*	509,521	33,985,051
Total Electronic Equipment, Instruments & Components		38,061,472

Household Durables - 2.6%
Garmin Ltd.	84,869	9,313,524

Industrial Conglomerates - 1.6%
Honeywell International, Inc.	29,104	5,631,915

Interactive Media & Services - 2.1%
Alphabet, Inc., Class C*	3,184	7,321,067

Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc.*	3,649	9,070,064

Machinery - 12.5%
Deere & Co.	27,470	10,371,298
Komatsu Ltd. (Japan)	859,488	19,345,517
Markforged Holding Corp.*	2,107,734	7,187,373
Proto Labs, Inc.*	31,111	1,325,640
Velo3D Inc.*	1,777,140	6,219,990
Total Machinery		44,449,818

Semiconductors & Semiconductor Equipment - 2.0%
Teradyne, Inc.	69,102	7,287,497

Software - 9.4%
ANSYS, Inc.*	12,090	3,333,092
Dassault Systemes SE (France)	251,973	11,306,634
Synopsys, Inc.*	12,759	3,659,154
UiPath, Inc., Class A*	449,899	8,021,699
Unity Software, Inc.*	104,051	6,910,027
Total Software		33,230,606

Technology Hardware, Storage & Peripherals - 0.8%
3D Systems Corp.*	251,794	2,855,344
Total Common Stocks (Cost $433,591,387)		331,003,677
EXCHANGE - TRADED FUND–6.7%

Equity Fund - 6.7%
The 3D Printing ETF† (Cost $38,335,244)	974,372	23,696,727
MONEY MARKET FUND–0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24% (c) (Cost $386,595)	386,595	386,595
Total Investments–100.0% (Cost $472,313,226)		355,086,999
Other Assets in Excess of Liabilities–0.0%(d)		118,575
Net Assets–100.0%		$355,205,574

Schedule of Investments (continued)

ARK Space Exploration & Innovation ETF

April 30, 2022 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:

Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2022	Value ($) at 4/30/2022
Exchange - Traded Fund — 6.7%
Equity Fund — 6.7%
The 3D Printing ETF
41,642,604	6,315,300	(10,108,223)	(711,123)	(13,441,831)	604	–	974,372	23,696,727
$41,642,604	$6,315,300	$(10,108,223)	$(711,123)	$(13,441,831)	$604	$–	974,372	$23,696,727

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of April 30, 2022.
(d)	Less than 0.05%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2022, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$331,003,677	$–	$–	$331,003,677
Exchange - Traded Fund	23,696,727	–	–	23,696,727
Money Market Fund	386,595	–	–	386,595
Total	$355,086,999	$–	$–	$355,086,999

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.